Summarized Financial Information Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Segment Reporting Information [Line Items]
Sales		$ 1,184,079	$ 1,961,151	$ 1,687,820	$ 1,236,447	$ 1,321,906	$ 1,995,790	$ 1,734,159	$ 1,329,502	$ 6,069,497	$ 6,381,357	$ 6,839,005
Sales by Product Line										100.00%	100.00%	100.00%
Depreciation and amortization										$ 194,174	$ 216,807	$ 227,134
Operating Profit/(Loss)										133,173	34,192	(220,004)
Capital Expenditures										143,257	134,981	$ 165,835
Total Assets	[1]	3,229,505				3,537,449				$ 3,229,505	$ 3,537,449
Media
Segment Reporting Information [Line Items]
Sales by Product Line	[2]									70.00%	68.00%	67.00%
Digital
Segment Reporting Information [Line Items]
Sales by Product Line	[3]									5.00%	9.00%	12.00%
Other
Segment Reporting Information [Line Items]
Sales by Product Line	[4]									25.00%	23.00%	21.00%
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	[1]	2,029,137				2,234,795				$ 2,029,137	$ 2,234,795
B&N College
Segment Reporting Information [Line Items]
Total Assets	[1]	1,094,353				1,146,475				1,094,353	1,146,475
Nook
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 106,015				$ 156,179				106,015	156,179
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales										4,108,243	4,295,110	$ 4,568,243
Depreciation and amortization										104,373	125,991	148,855
Operating Profit/(Loss)										218,126	228,062	227,235
Capital Expenditures										73,783	66,763	51,401
Operating Segments | B&N College
Segment Reporting Information [Line Items]
Sales										1,772,389	1,748,042	1,763,248
Depreciation and amortization										50,509	48,014	46,849
Operating Profit/(Loss)										40,611	66,536	64,609
Capital Expenditures										48,452	38,253	38,760
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales										263,833	505,862	780,433
Depreciation and amortization										39,292	42,802	31,430
Operating Profit/(Loss)										(125,564)	(260,406)	(511,848)
Capital Expenditures										21,022	29,965	75,674
Elimination
Segment Reporting Information [Line Items]
Sales										$ (74,968)	$ (167,657)	$ (272,919)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK®, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.